3. Loans, Nonaccrual (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Non-accrual loans
Non-accrual loans	$ 3,825	$ 8,432
Construction and land development
Non-accrual loans
Non-accrual loans	22	146
Single-family residential
Non-accrual loans
Non-accrual loans	1,662	4,023
Single-family residential - Banco de la Gente stated income
Non-accrual loans
Non-accrual loans	1,340	1,106
Commercial
Non-accrual loans
Non-accrual loans	669	2,992
Multifamily and Farmland
Non-accrual loans
Non-accrual loans	78	0
Total real estate loans
Non-accrual loans
Non-accrual loans	3,771	8,267
Commercial loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	21	113
Consumer loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	$ 33	$ 52